LEASES - Lease liabilities (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities
Short-term lease liabilities	₺ 109,310	₺ 51,211
Long-term lease liabilities	101,940	92,845
Total	₺ 211,250	₺ 144,056
TRY
Lease liabilities
Weighted average annual incremental borrowing rate	21.00%	17.00%
Euro
Lease liabilities
Weighted average annual incremental borrowing rate		4.28%